Provisions	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Provisions
8. Provisions

	As at December 31
	2021	2020
Decommissioning liability	$121.6	$70.5
Office lease provision	25.6	33.5

Total	$147.2	$104.0
Current portion	$23.4	$16.3
Long-term portion	123.8	87.7

Total	$147.2	$104.0

Decommissioning liability
The decommissioning liability is based on the present value of Obsidian Energy’s net share of estimated future costs of obligations to abandon and reclaim all our wells, facilities and pipelines. These estimates were made by management using information obtained from government estimates, internal analysis and external consultants assuming current costs, technology and enacted legislation.
At December 31, 2021, the decommissioning liability was determined by applying an inflation factor of 2.0 percent (2020 - 2.0 percent) and the inflated amount was discounted using a credit-adjusted rate of 9.0 percent (2020 – 9.0 percent) over the expected useful life of the underlying assets, currently extending over 50 years into the future. At December 31, 2021, the total decommissioning liability on an undiscounted, uninflated basis was $594.6 million (2020 - $596.6 million).
Changes to the decommissioning liability were as follows:

	Year ended December 31
	2021	2020
Balance, beginning of year	$70.5	$100.1
Net liabilities added (disposed) (1)	0.1	(0.4)
Acquisition ( Note 4)	2.1	—
Increase (decrease) due to changes in estimates	62.2	(28.6)
Liabilities settled	(8.1)	(11.1)
Government decommissioning assistance	(11.0)	(2.2)
Transfers (to) from liabilities for assets held for sale	—	7.0
Accretion charges	5.8	5.7

Balance, end of year	$121.6	$70.5

Current portion	$14.5	$7.3
Long-term portion	$107.1	$63.2

(1)	Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.
As a result of the Company’s continued focus on abandoning our inactive well, facilities and pipelines and the AER’s new spending requirements under Directive 88 starting in 2022, this led to changes in the Company’s near-term spending profile causing a change in estimate of our decommissioning liability.
Office lease provision
The office lease provision represents the net present value of non-lease
components on future office lease payments. The office lease provision was determined by applying an asset specific credit-adjusted discount rate of 6.5 percent (2020 – 6.5 percent) over the remaining life of the lease contracts, extending into 2025.
Changes to the office lease provision were as follows:

	Year ended December 31
	2021	2020
Balance, beginning of year	$33.5	$12.7
Net additions (dispositions)	—	27.0
Increase (decrease) due to changes in estimates	(0.7)	1.0
Settlements	(9.1)	(9.7)
Accretion charges	1.9	2.5

Balance, end of year	$25.6	$33.5

Current portion	$8.9	$9.0
Long-term portion	$16.7	$24.5